Description of the Plan (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) yr serviceHours distribution
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage, pre-tax	50.00%
Maximum annual compensation to total compensation, percentage, after-tax	10.00%
Employee contribution, catch-up contributions eligible age | yr	50
Number of hours of credited service | serviceHours	1
Employer contribution, matching percentage	100.00%
Participant compensation matched, percentage	4.00%
Employer core contribution, percentage	7.00%
Total employer and employee contribution	$ 525,239
Minimum withdrawing age for pre-tax and Roth contributions | yr	59.5
Threshold for receiving payments	$ 7,000
Maximum number of annual partial distributions | distribution	4
Maximum period of annual distributions	20 years
Administrative expenses paid	$ 223,748
Banco Popular de Puerto Rico, the trustee
EBP, Description of Plan [Line Items]
Administrative expenses paid	54,217
State Street Bank and Trust Company, the custodian
EBP, Description of Plan [Line Items]
Administrative expenses paid	$ 66,409
Vanguard Retirement Savings Trust IV
EBP, Description of Plan [Line Items]
Default investment, target retirement age | yr	65